Share-based compensation (Details 3)	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 19, 2010 Performance-based share options CNY employee	Mar. 02, 2009 Performance-based share options CNY employee	Jul. 31, 2012 Performance-based share options CNY employee	Dec. 31, 2012 Performance-based share options USD ($)	Dec. 31, 2012 Performance-based share options CNY	Dec. 31, 2011 Performance-based share options USD ($)	Dec. 31, 2011 Performance-based share options CNY	Dec. 31, 2010 Performance-based share options USD ($)	Dec. 31, 2010 Performance-based share options CNY	Aug. 19, 2010 Performance-based share options Minimum	Mar. 02, 2009 Performance-based share options Minimum	Aug. 19, 2010 Performance-based share options Maximum	Mar. 02, 2009 Performance-based share options Maximum
Summary of share options activities
Vesting period							4 years	4 years
Share-based compensation expenses	71,144,592	104,736,527	96,785,403					10,159,104		23,796,735		30,101,115
Unamortized compensation costs related to unvested awards not yet recognized								5,437,356
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized							1 year 1 month 17 days	1 year 1 month 17 days
Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises								381,609		113,663		1,477,538
Compensation Expenses Capitalized												524,675
Recognized modification charge for the incremental compensation cost				1,761,299	8,996,087	304,024
Number of employees affected by the modification				24	141	20
Remaining vesting period for modified awards													3 years	3 years	4 years	4 years
Summary of share-based option activities
Outstanding, beginning of period (in shares)							9,083,215	9,083,215
Granted (in shares)									162,000	162,000	838,530	838,530
Exercised (in shares)							(2,442,270)	(2,442,270)
Forfeited or Cancelled (in shares)							(759,650)	(759,650)
Outstanding, end of period (in shares)							5,881,295	5,881,295	9,083,215	9,083,215
Vested and expected to vest at the end of period (in shares)							5,822,033	5,822,033
Exercisable at the end of period (in shares)							4,716,455	4,716,455
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)							$ 2.00
Outstanding, end of period (in dollars per share)							$ 2.33		$ 2.00
Vested and expected to vest (in dollars per share)							$ 2.32
Exercisable (in dollars per share)							$ 2.19
Share-based options, additional disclosure
Outstanding							1 year 3 months 29 days	1 year 3 months 29 days	1 year 10 months 28 days	1 year 10 months 28 days
Weighted Average Remaining Contractual Term, Vested and expected to vest							1 year 3 months 25 days	1 year 3 months 25 days
Weighted Average Remaining Contractual Term, Exercisable							1 year 2 months 26 days	1 year 2 months 26 days
Aggregate Intrinsic Value Outstanding (in dollars)							2,002,889		4,026,742
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)							1,981,518
Aggregate Intrinsic Value, Exercisable (in dollars)							1,735,758
Expired (in shares)							0	0	0	0	0	0
Weighted-average grant date fair value of options granted									$ 1.83	11.82	$ 2.99	20.23
Total intrinsic value of options exercised								26,389,075		5,598,671		16,194,011